DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 98.5%
Basic Materials - 3.8%
Chemicals - 1.8%
Ashland LLC, 144A,
3.375%, 9/1/31	$2,454,000	$2,402,908
Axalta Coating Systems LLC, 144A,
3.375%, 2/15/29	3,817,000	3,641,819
Chemours Co.
5.375%, 5/15/27(a)	2,729,000	2,857,222
144A, 5.75%, 11/15/28	4,377,000	4,493,800
144A, 4.625%, 11/15/29	3,647,000	3,527,925
Consolidated Energy Finance SA
144A, 6.50%, 5/15/26(a)	2,226,000	2,291,456
144A, 5.625%, 10/15/28	2,860,000	2,729,841
INEOS Quattro Finance 2 PLC, 144A,
3.375%, 1/15/26	2,774,000	2,764,527
Methanex Corp.
5.125%, 10/15/27	3,821,000	4,000,893
5.25%, 12/15/29	3,821,000	3,998,142
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	5,734,000	5,953,870
144A, 5.00%, 5/1/25	2,733,000	2,868,502
144A, 5.25%, 6/1/27	5,779,000	6,056,912
144A, 4.25%, 5/15/29	3,150,000	3,092,938
Olin Corp.
5.125%, 9/15/27	2,733,000	2,820,606
5.625%, 8/1/29(a)	4,099,000	4,427,719
5.00%, 2/1/30	2,858,000	2,989,968
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	4,418,000	4,269,710
144A, 6.25%, 10/1/29	2,267,000	2,179,142
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	6,022,000	5,718,431
144A, 6.625%, 5/1/29(a)	3,821,000	3,568,355
TPC Group, Inc., 144A,
10.50%, 8/1/24	5,100,000	3,632,603
Tronox, Inc.
144A, 6.50%, 5/1/25	2,733,000	2,864,785
144A, 4.625%, 3/15/29	5,882,000	5,702,570
Unifrax Escrow Issuer Corp.
144A, 5.25%, 9/30/28	4,377,000	4,309,977
144A, 7.50%, 9/30/29	2,201,000	2,138,117
Valvoline, Inc.
144A, 4.25%, 2/15/30	3,271,000	3,250,802
144A, 3.625%, 6/15/31	2,977,000	2,856,268
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	4,108,000	4,081,041
144A, 5.625%, 8/15/29	6,657,000	6,710,456

(Cost $116,423,247)		112,201,305

Forest Products & Paper - 0.1%
Mercer International, Inc.,
5.125%, 2/1/29
(Cost $4,905,401)	4,778,000	4,728,022

Iron/Steel - 0.3%
Cleveland-Cliffs, Inc.
144A, 9.875%, 10/17/25	3,522,000	3,967,199
144A, 6.75%, 3/15/26	4,642,000	4,913,557
5.875%, 6/1/27	3,038,000	3,140,229
144A, 4.625%, 3/1/29	2,733,000	2,759,742
144A, 4.875%, 3/1/31(a)	2,883,000	2,906,958
United States Steel Corp.,
6.875%, 3/1/29(a)	4,132,000	4,336,637

(Cost $22,272,965)		22,024,322

Mining - 1.6%
Alcoa Nederland Holding BV
144A, 5.50%, 12/15/27	4,050,000	4,306,284
144A, 6.125%, 5/15/28	2,633,000	2,808,042
144A, 4.125%, 3/31/29	2,801,000	2,861,025
Arconic Corp.
144A, 6.00%, 5/15/25	3,764,000	3,930,613
144A, 6.125%, 2/15/28(a)	4,934,000	5,141,697
Constellium SE
144A, 5.875%, 2/15/26	1,521,000	1,541,283
144A, 3.75%, 4/15/29(a)	3,183,000	3,030,916
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	4,262,000	4,483,113
144A, 4.50%, 9/15/27	3,154,000	3,274,262
144A, 4.375%, 4/1/31(a)	8,320,000	8,408,026
Freeport-McMoRan, Inc.
3.875%, 3/15/23	5,441,000	5,605,209
4.55%, 11/14/24	3,986,000	4,270,720
5.00%, 9/1/27	3,283,000	3,418,161
4.125%, 3/1/28	3,821,000	3,930,109
4.375%, 8/1/28	3,564,000	3,722,188
5.25%, 9/1/29	3,176,000	3,435,177
4.25%, 3/1/30	3,284,000	3,410,024
4.625%, 8/1/30(a)	4,895,000	5,177,344
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	3,302,000	3,250,968
144A, 6.125%, 4/1/29	3,399,000	3,530,745
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	3,083,000	3,026,242
144A, 4.50%, 6/1/31	3,093,000	3,008,638
Novelis Corp.
144A, 3.25%, 11/15/26	4,099,000	4,101,664
144A, 4.75%, 1/30/30	9,031,000	9,131,154
144A, 3.875%, 8/15/31	4,099,000	3,961,991

(Cost $105,268,909)		102,765,595

Communications - 18.6%
Advertising - 0.7%
Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28(a)	5,465,000	5,709,217
144A, 7.50%, 6/1/29	5,743,000	5,910,667

Lamar Media Corp.
3.75%, 2/15/28	3,296,000	3,282,470
4.00%, 2/15/30	3,011,000	3,016,829
3.625%, 1/15/31	3,011,000	2,885,291
Midas OpCo Holdings LLC, 144A,
5.625%, 8/15/29	6,022,000	6,075,084
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	2,247,000	2,341,262
144A, 5.00%, 8/15/27	3,807,000	3,844,727
144A, 4.25%, 1/15/29	2,733,000	2,660,917
144A, 4.625%, 3/15/30	2,790,000	2,756,938
Terrier Media Buyer, Inc., 144A,
8.875%, 12/15/27	5,549,000	5,893,288

(Cost $45,043,707)		44,376,690

Internet - 1.2%
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	3,821,000	3,787,968
144A, 6.125%, 12/1/28	2,733,000	2,765,823
Cogent Communications Group, Inc., 144A,
3.50%, 5/1/26	2,733,000	2,744,766
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	3,289,000	3,414,377
144A, 3.50%, 3/1/29	4,377,000	4,171,456
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	2,462,000	2,570,931
144A, 4.625%, 6/1/28	2,733,000	2,777,425
144A, 4.125%, 8/1/30(a)	2,733,000	2,713,158
144A, 3.625%, 10/1/31	3,067,000	2,896,045
NortonLifeLock, Inc., 144A,
5.00%, 4/15/25	6,015,000	6,089,646
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	4,294,000	4,317,918
Twitter, Inc., 144A,
3.875%, 12/15/27	3,842,000	3,987,112
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	5,465,000	5,765,138
144A, 8.00%, 11/1/26	8,000,000	8,530,000
144A, 7.50%, 9/15/27	6,578,000	7,144,004
144A, 6.25%, 1/15/28(a)	2,733,000	2,935,338
144A, 4.50%, 8/15/29	8,448,000	8,379,360

(Cost $76,358,848)		74,990,465

Media - 9.7%
Altice Financing SA
144A, 5.00%, 1/15/28	6,870,000	6,474,941
144A, 5.75%, 8/15/29	11,569,000	11,036,826
AMC Networks, Inc.
5.00%, 4/1/24	2,201,000	2,216,605
4.75%, 8/1/25	4,377,000	4,454,626
4.25%, 2/15/29	5,465,000	5,331,627
Audacy Capital Corp.
144A, 6.50%, 5/1/27	2,808,000	2,749,762
144A, 6.75%, 3/31/29(a)	3,090,000	3,030,440
Cable One, Inc., 144A,
4.00%, 11/15/30	3,567,000	3,438,659
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.00%, 3/1/23	2,600,000	2,602,314
144A, 5.50%, 5/1/26	4,100,000	4,237,883
144A, 5.125%, 5/1/27	18,067,000	18,624,999
144A, 5.00%, 2/1/28	13,688,000	14,122,183
144A, 5.375%, 6/1/29	8,548,000	9,056,905
144A, 4.75%, 3/1/30	16,698,000	17,055,922
144A, 4.50%, 8/15/30	15,054,000	15,193,325
144A, 4.25%, 2/1/31	16,620,000	16,402,610
4.50%, 5/1/32	16,178,000	16,134,562
144A, 4.50%, 6/1/33	9,564,000	9,439,046
144A, 4.25%, 1/15/34	11,205,000	10,784,813
Clear Channel Worldwide Holdings, Inc., 144A,
5.125%, 8/15/27	6,831,000	6,913,074
CSC Holdings LLC
5.25%, 6/1/24	4,099,000	4,261,638
144A, 5.50%, 4/15/27	7,223,000	7,428,133
144A, 5.375%, 2/1/28	5,803,000	5,935,163
144A, 7.50%, 4/1/28	6,014,000	6,391,800
144A, 6.50%, 2/1/29	9,573,000	10,134,169
144A, 5.75%, 1/15/30	12,397,000	12,160,093
144A, 4.125%, 12/1/30	5,934,000	5,699,785
144A, 4.625%, 12/1/30	12,898,000	12,017,776
144A, 3.375%, 2/15/31	5,405,000	4,947,953
144A, 4.50%, 11/15/31	8,417,000	8,159,734
144A, 5.00%, 11/15/31	2,703,000	2,532,076
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26(a)	16,751,000	7,453,106
144A, 6.625%, 8/15/27	9,559,000	2,025,313
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A,
5.875%, 8/15/27	12,575,000	12,818,641
DISH DBS Corp.
5.00%, 3/15/23	8,198,000	8,291,949
5.875%, 11/15/24	10,953,000	11,097,908
7.75%, 7/1/26	11,460,000	11,795,835
144A, 5.25%, 12/1/26	15,100,000	14,997,698
7.375%, 7/1/28	5,459,000	5,359,892
144A, 5.75%, 12/1/28	13,700,000	13,522,928
5.125%, 6/1/29	8,237,000	7,249,384
Gray Escrow II, Inc., 144A,
5.375%, 11/15/31	7,100,000	7,141,251
Gray Television, Inc.
144A, 5.875%, 7/15/26	3,831,000	3,952,155
144A, 7.00%, 5/15/27	4,099,000	4,353,650
144A, 4.75%, 10/15/30(a)	4,761,000	4,596,579
iHeartCommunications, Inc.
6.375%, 5/1/26	4,373,839	4,535,649
8.375%, 5/1/27	7,928,083	8,352,830
144A, 5.25%, 8/15/27	4,349,000	4,422,389
144A, 4.75%, 1/15/28	2,983,000	2,963,998

LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	7,190,000	7,470,374
144A, 5.125%, 7/15/29	4,457,000	4,447,997
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	4,934,000	4,770,068
144A, 8.00%, 8/1/29	3,960,000	3,866,227
Meredith Corp.,
6.875%, 2/1/26(a)	5,500,000	5,689,090
News Corp., 144A,
3.875%, 5/15/29	5,465,000	5,381,386
Nexstar Media, Inc.
144A, 5.625%, 7/15/27	9,842,000	10,222,787
144A, 4.75%, 11/1/28	5,503,000	5,510,319
Quebecor Media, Inc.,
5.75%, 1/15/23	4,654,000	4,853,936
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	4,934,000	4,912,488
144A, 6.50%, 9/15/28	5,542,000	5,383,998
Scripps Escrow II, Inc.
144A, 3.875%, 1/15/29	3,011,000	2,997,676
144A, 5.375%, 1/15/31	2,733,000	2,751,407
Sinclair Television Group, Inc.
144A, 5.125%, 2/15/27	2,201,000	2,043,188
144A, 5.50%, 3/1/30(a)	3,083,000	2,797,530
144A, 4.125%, 12/1/30	4,157,000	3,755,184
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	5,465,000	5,392,479
144A, 5.00%, 8/1/27	8,248,000	8,504,513
144A, 4.00%, 7/15/28	10,955,000	10,852,242
144A, 5.50%, 7/1/29	6,974,000	7,408,097
144A, 4.125%, 7/1/30	8,198,000	8,021,415
144A, 3.875%, 9/1/31	8,448,000	8,018,673
TEGNA, Inc.
144A, 4.75%, 3/15/26	3,011,000	3,106,915
4.625%, 3/15/28	5,465,000	5,453,742
5.00%, 9/15/29	6,372,000	6,402,235
Telenet Finance Luxembourg Notes SARL, 144A,
5.50%, 3/1/28	5,400,000	5,591,700
Univision Communications, Inc.
144A, 5.125%, 2/15/25	8,000,000	8,123,160
144A, 6.625%, 6/1/27	8,198,000	8,778,828
144A, 4.50%, 5/1/29(a)	5,831,000	5,836,277
UPC Broadband Finco BV, 144A,
4.875%, 7/15/31	6,883,000	6,965,665
UPC Holding BV, 144A,
5.50%, 1/15/28	2,929,000	3,003,895
Videotron Ltd.
144A, 5.375%, 6/15/24	3,289,000	3,522,749
144A, 5.125%, 4/15/27	3,289,000	3,382,013
144A, 3.625%, 6/15/29(a)	2,733,000	2,741,008
Virgin Media Finance PLC, 144A,
5.00%, 7/15/30	5,270,000	5,120,385
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	7,870,000	8,188,892
144A, 4.50%, 8/15/30	5,058,000	4,967,184
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	3,478,000	3,599,313
144A, 5.125%, 2/28/30(a)	3,116,000	3,120,721
Ziggo BV
144A, 5.50%, 1/15/27	8,803,000	9,074,485
144A, 4.875%, 1/15/30	5,420,000	5,493,414

(Cost $657,809,841)		621,424,252

Telecommunications - 7.0%
Altice France Holding SA
144A, 10.50%, 5/15/27	8,760,000	9,438,199
144A, 6.00%, 2/15/28(a)	6,653,000	6,220,289
Altice France SA
144A, 8.125%, 2/1/27	9,600,000	10,250,064
144A, 5.50%, 1/15/28	6,336,000	6,283,411
144A, 5.125%, 1/15/29	2,740,000	2,601,698
144A, 5.125%, 7/15/29	13,877,000	13,217,842
144A, 5.50%, 10/15/29	10,937,000	10,575,532
Avaya, Inc., 144A,
6.125%, 9/15/28	5,685,000	5,894,435
C&W Senior Financing DAC, 144A,
6.875%, 9/15/27	6,714,000	7,021,208
Cincinnati Bell, Inc., 144A,
7.00%, 7/15/24	3,843,000	3,910,253
CommScope Technologies LLC
144A, 6.00%, 6/15/25	7,132,000	6,899,675
144A, 5.00%, 3/15/27	4,349,000	3,914,992
CommScope, Inc.
144A, 6.00%, 3/1/26	8,198,000	8,397,867
144A, 8.25%, 3/1/27	5,465,000	5,365,346
144A, 7.125%, 7/1/28	3,821,000	3,570,170
144A, 4.75%, 9/1/29	7,081,000	6,862,516
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	11,697,000	12,210,849
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	2,201,000	2,171,639
144A, 6.50%, 10/1/28	4,099,000	4,261,730
DKT Finance ApS, 144A,
9.375%, 6/17/23	2,165,000	2,197,475
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	6,289,000	6,504,587
144A, 5.00%, 5/1/28	8,479,000	8,518,427
144A, 6.75%, 5/1/29	5,732,000	5,909,692
5.875%, 11/1/29	4,340,529	4,274,076
144A, 6.00%, 1/15/30	5,474,000	5,394,873
Hughes Satellite Systems Corp.
5.25%, 8/1/26	4,088,000	4,453,672
6.625%, 8/1/26(a)	4,092,500	4,551,494
Iliad Holding SASU
144A, 6.50%, 10/15/26	6,500,000	6,659,023
144A, 7.00%, 10/15/28(a)	4,982,000	5,115,169
Level 3 Financing, Inc.
5.375%, 5/1/25	2,500,000	2,556,163
5.25%, 3/15/26	3,717,000	3,812,137
144A, 4.625%, 9/15/27	5,482,000	5,560,804

144A, 4.25%, 7/1/28	6,669,000	6,501,241
144A, 3.625%, 1/15/29	5,056,000	4,652,405
144A, 3.75%, 7/15/29	4,964,000	4,618,257
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	4,112,000	4,437,465
Series Y, 7.50%, 4/1/24	5,482,000	5,955,398
5.625%, 4/1/25	2,773,000	2,893,182
144A, 5.125%, 12/15/26	7,197,000	7,221,290
144A, 4.00%, 2/15/27	7,218,000	7,180,611
144A, 4.50%, 1/15/29	5,474,000	5,156,344
144A, 5.375%, 6/15/29	5,465,000	5,319,139
Nokia OYJ,
4.375%, 6/12/27	2,733,000	2,929,298
Sprint Corp.
7.875%, 9/15/23	23,371,000	25,708,918
7.125%, 6/15/24	13,840,000	15,529,587
7.625%, 2/15/25	8,198,000	9,378,758
7.625%, 3/1/26	8,258,000	9,765,085
Switch Ltd.
144A, 3.75%, 9/15/28	3,539,000	3,500,124
144A, 4.125%, 6/15/29	2,733,000	2,748,879
Telecom Italia SpA, 144A,
5.303%, 5/30/24	8,124,000	8,438,967
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	2,750,000	2,529,148
144A, 4.875%, 6/1/27	2,215,000	1,940,462
144A, 6.50%, 10/15/27(a)	3,129,000	2,446,424
T-Mobile USA, Inc.
2.25%, 2/15/26	5,465,000	5,404,885
2.625%, 4/15/26	6,578,000	6,590,334
5.375%, 4/15/27	2,714,000	2,815,843
4.75%, 2/1/28	8,198,000	8,574,903
2.625%, 2/15/29	5,539,000	5,352,280
3.375%, 4/15/29	6,831,000	6,873,113
2.875%, 2/15/31	5,532,000	5,362,610
3.50%, 4/15/31	7,388,000	7,528,520
VEON Holdings BV
144A, 5.95%, 2/13/23	2,889,000	3,026,950
144A, 7.25%, 4/26/23	3,883,000	4,107,259
144A, 4.95%, 6/16/24	2,784,000	2,934,559
144A, 4.00%, 4/9/25	5,368,000	5,487,572
144A, 3.375%, 11/25/27	6,999,000	6,851,041
Viasat, Inc.
144A, 5.625%, 9/15/25	3,820,000	3,865,114
144A, 5.625%, 4/15/27	3,289,000	3,366,653
144A, 6.50%, 7/15/28	2,215,000	2,259,433
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	7,757,000	7,437,140
144A, 4.75%, 7/15/31	7,661,000	7,561,943
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,
7.75%, 8/15/28(a)	7,666,000	8,001,464
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	8,272,000	7,899,760
144A, 6.125%, 3/1/28	5,929,000	5,595,049

(Cost $463,762,718)		450,322,714

Consumer, Cyclical - 20.4%
Airlines - 1.2%
Air Canada, 144A,
3.875%, 8/15/26	6,665,000	6,654,236
American Airlines Group, Inc., 144A,
3.75%, 3/1/25(a)	2,841,000	2,534,996
American Airlines, Inc., 144A,
11.75%, 7/15/25	13,835,000	16,809,525
Delta Air Lines, Inc.
3.80%, 4/19/23	2,683,000	2,735,781
2.90%, 10/28/24	4,934,000	4,977,414
7.375%, 1/15/26	5,913,000	6,848,541
4.375%, 4/19/28(a)	2,733,000	2,846,511
3.75%, 10/28/29(a)	3,289,000	3,225,576
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,
5.75%, 1/20/26	6,905,321	7,092,593
United Airlines, Inc.
144A, 4.375%, 4/15/26	10,955,000	11,019,908
144A, 4.625%, 4/15/29	11,305,000	11,259,554

(Cost $76,758,607)		76,004,635

Apparel - 0.3%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	4,934,000	5,141,697
144A, 4.875%, 5/15/26	4,934,000	5,279,034
Levi Strauss & Co., 144A,
3.50%, 3/1/31(a)	2,732,000	2,781,586
William Carter Co.
144A, 5.50%, 5/15/25	2,745,000	2,856,845
144A, 5.625%, 3/15/27	2,718,000	2,804,011

(Cost $18,975,689)		18,863,173

Auto Manufacturers - 3.4%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	2,201,000	2,271,498
144A, 5.875%, 6/1/29	2,733,000	2,924,501
144A, 3.75%, 1/30/31	5,715,000	5,473,627
Ford Motor Co.
9.00%, 4/22/25	10,000,000	12,157,950
4.346%, 12/8/26	8,399,000	8,922,678
9.625%, 4/22/30	5,471,000	7,954,013
3.25%, 2/12/32	8,500,000	8,528,390
Ford Motor Credit Co. LLC
3.087%, 1/9/23	8,300,000	8,415,121
4.14%, 2/15/23	5,100,000	5,214,776
3.096%, 5/4/23	5,568,000	5,668,502
4.375%, 8/6/23	5,667,000	5,877,189
3.37%, 11/17/23	5,600,000	5,740,616
3.81%, 1/9/24	4,250,000	4,364,453
5.584%, 3/18/24	8,372,000	8,962,477
3.664%, 9/8/24	4,144,000	4,276,960

4.063%, 11/1/24	8,327,000	8,695,470
4.687%, 6/9/25	3,335,000	3,545,055
5.125%, 6/16/25	9,717,000	10,488,335
4.134%, 8/4/25	7,928,000	8,290,072
3.375%, 11/13/25	11,700,000	11,965,356
GMTN,
4.389%, 1/8/26	7,050,000	7,459,111
4.542%, 8/1/26	4,250,000	4,539,638
2.70%, 8/10/26	8,300,000	8,237,750
4.271%, 1/9/27	5,089,000	5,391,337
4.125%, 8/17/27	7,083,000	7,474,619
3.815%, 11/2/27	4,250,000	4,392,078
2.90%, 2/16/28	4,050,000	3,989,959
5.113%, 5/3/29	8,226,000	9,118,932
4.00%, 11/13/30	8,950,000	9,415,883
3.625%, 6/17/31	5,467,000	5,586,837
Jaguar Land Rover Automotive PLC
144A, 5.625%, 2/1/23	2,500,000	2,510,863
144A, 7.75%, 10/15/25	3,875,000	4,149,699
144A, 4.50%, 10/1/27	2,667,000	2,557,306
144A, 5.875%, 1/15/28	3,642,000	3,692,988
144A, 5.50%, 7/15/29	2,833,000	2,785,859

(Cost $220,900,647)		221,039,898

Auto Parts & Equipment - 1.4%
Adient Global Holdings Ltd., 144A,
4.875%, 8/15/26(a)	4,314,000	4,324,656
Adient US LLC, 144A,
9.00%, 4/15/25	3,439,000	3,649,484
American Axle & Manufacturing, Inc.
6.25%, 3/15/26	2,440,000	2,499,243
6.50%, 4/1/27(a)	2,702,000	2,806,702
6.875%, 7/1/28(a)	2,017,000	2,157,585
5.00%, 10/1/29(a)	3,349,000	3,182,957
Clarios Global LP, 144A,
6.75%, 5/15/25	2,454,000	2,566,209
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	4,934,000	5,132,495
144A, 8.50%, 5/15/27	11,027,000	11,620,914
Dana, Inc.
5.375%, 11/15/27	2,177,000	2,277,479
5.625%, 6/15/28	2,182,500	2,300,726
4.25%, 9/1/30(a)	2,382,000	2,371,603
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	4,366,000	4,720,803
5.00%, 5/31/26	4,764,000	4,878,002
4.875%, 3/15/27(a)	3,907,000	4,060,428
144A, 5.00%, 7/15/29	4,895,000	5,118,579
5.25%, 4/30/31	3,020,000	3,184,862
144A, 5.25%, 7/15/31	3,349,000	3,494,363
5.625%, 4/30/33	2,493,000	2,649,598
Tenneco, Inc.
5.00%, 7/15/26(a)	2,733,000	2,611,327
144A, 7.875%, 1/15/29	2,733,000	2,925,390
144A, 5.125%, 4/15/29	4,377,000	4,243,698
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	5,955,000	6,352,169

(Cost $90,390,584)		89,129,272

Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28	3,821,000	3,861,866
144A, 3.875%, 11/15/29	2,551,000	2,505,809
Avient Corp.
5.25%, 3/15/23	3,281,000	3,418,753
144A, 5.75%, 5/15/25	3,564,000	3,697,882
H&E Equipment Services, Inc., 144A,
3.875%, 12/15/28	6,831,000	6,673,580
Wolverine Escrow LLC
144A, 8.50%, 11/15/24(a)	3,578,000	3,353,498
144A, 9.00%, 11/15/26(a)	4,934,000	4,661,766
144A, 13.125%, 11/15/27(a)	2,872,000	1,902,700

(Cost $31,695,910)		30,075,854

Entertainment - 3.1%
AMC Entertainment Holdings, Inc., 144A,
10.50%, 4/15/25(a)	2,845,000	2,995,515
Banijay Entertainment SASU, 144A,
5.375%, 3/1/25	2,240,000	2,289,381
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	19,096,000	19,876,835
144A, 8.125%, 7/1/27(a)	9,867,000	10,839,640
144A, 4.625%, 10/15/29	6,578,000	6,422,825
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.75%, 7/1/25	5,465,000	5,683,245
Cedar Fair LP, 5.25%, 7/15/29(a)	2,800,000	2,877,084
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	5,228,000	5,406,641
5.375%, 4/15/27(a)	2,800,000	2,854,586
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	3,289,000	3,393,494
144A, 4.75%, 1/15/28	3,832,000	3,910,230
Cinemark USA, Inc.
144A, 5.875%, 3/15/26(a)	2,218,000	2,206,389
144A, 5.25%, 7/15/28(a)	4,248,000	4,037,384
International Game Technology PLC
144A, 6.50%, 2/15/25	6,358,000	6,906,536
144A, 4.125%, 4/15/26	4,050,000	4,128,428
144A, 6.25%, 1/15/27	4,080,000	4,496,548
144A, 5.25%, 1/15/29	4,199,000	4,374,203
Lions Gate Capital Holdings LLC, 144A,
5.50%, 4/15/29	5,545,000	5,630,947
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	3,500,000	3,527,598
144A, 6.50%, 5/15/27	6,578,000	7,121,376

144A, 4.75%, 10/15/27	5,187,000	5,192,861
144A, 3.75%, 1/15/28(a)	2,833,000	2,728,179
Mohegan Gaming & Entertainment
144A, 7.875%, 10/15/24(a)	2,000,000	2,088,760
144A, 8.00%, 2/1/26	6,459,000	6,629,614
Penn National Gaming, Inc.
144A, 5.625%, 1/15/27	2,000,000	2,050,780
144A, 4.125%, 7/1/29	2,215,000	2,093,175
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	4,099,000	4,105,046
144A, 5.875%, 9/1/31	4,130,000	4,151,641
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A,
4.625%, 4/16/29(a)	5,475,000	5,565,654
Scientific Games International, Inc.
144A, 8.625%, 7/1/25	3,181,000	3,390,008
144A, 5.00%, 10/15/25	7,055,000	7,248,483
144A, 8.25%, 3/15/26	6,370,000	6,712,802
144A, 7.00%, 5/15/28	4,205,000	4,473,069
144A, 7.25%, 11/15/29(a)	2,713,000	2,996,319
Six Flags Entertainment Corp.
144A, 4.875%, 7/31/24	5,465,000	5,512,819
144A, 5.50%, 4/15/27(a)	2,735,000	2,788,428
Six Flags Theme Parks, Inc., 144A,
7.00%, 7/1/25	3,960,000	4,172,335
Vail Resorts, Inc., 144A,
6.25%, 5/15/25	3,289,000	3,443,879
WMG Acquisition Corp.
144A, 3.75%, 12/1/29	3,000,000	2,982,240
144A, 3.875%, 7/15/30	2,936,000	2,967,342
144A, 3.00%, 2/15/31	4,377,000	4,129,109
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	3,293,000	3,435,784
144A, 5.125%, 10/1/29	4,348,000	4,257,605

(Cost $205,292,657)		202,094,817

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	3,289,000	3,336,378
144A, 6.375%, 5/1/25	8,198,000	8,559,532
144A, 5.00%, 2/1/28	6,369,000	6,413,264
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	2,315,000	2,372,701
144A, 10.50%, 5/15/29	3,681,000	3,877,492

(Cost $24,933,393)		24,559,367

Home Builders - 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	3,289,000	3,407,865
144A, 4.875%, 2/15/30	2,732,000	2,727,731
Century Communities, Inc.
6.75%, 6/1/27	3,083,000	3,240,040
144A, 3.875%, 8/15/29	2,928,000	2,889,204
Mattamy Group Corp.
144A, 5.25%, 12/15/27	2,724,000	2,833,627
144A, 4.625%, 3/1/30	3,284,000	3,257,038
Meritage Homes Corp.
6.00%, 6/1/25	2,201,000	2,433,800
144A, 3.875%, 4/15/29	2,454,000	2,524,553
Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	2,849,000	3,149,812
144A, 5.75%, 1/15/28	2,288,000	2,514,352
144A, 5.125%, 8/1/30	2,800,000	3,008,432
Toll Brothers Finance Corp.
4.375%, 4/15/23	2,039,000	2,114,545
4.875%, 3/15/27	2,454,000	2,710,419
4.35%, 2/15/28	2,251,000	2,442,042
3.80%, 11/1/29(a)	2,251,000	2,382,897
Williams Scotsman International, Inc., 144A,
4.625%, 8/15/28	2,733,000	2,783,943

(Cost $45,086,533)		44,420,300

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
144A, 4.00%, 4/15/29	4,377,000	4,334,762
144A, 3.875%, 10/15/31	4,641,000	4,491,119

(Cost $9,159,757)		8,825,881

Housewares - 0.4%
Newell Brands, Inc.
4.35%, 4/1/23	5,984,000	6,205,767
4.875%, 6/1/25	2,753,000	2,978,746
4.70%, 4/1/26	10,955,000	11,745,814
Scotts Miracle-Gro Co.
4.50%, 10/15/29	2,238,000	2,315,144
144A, 4.00%, 4/1/31	2,750,000	2,682,529
144A, 4.375%, 2/1/32	2,451,000	2,432,617

(Cost $28,881,566)		28,360,617

Leisure Time - 2.2%
Carnival Corp.
144A, 10.50%, 2/1/26	4,238,000	4,837,296
144A, 7.625%, 3/1/26	7,944,000	8,160,792
144A, 5.75%, 3/1/27	19,153,000	18,680,400
144A, 9.875%, 8/1/27	4,934,000	5,563,085
144A, 4.00%, 8/1/28	13,203,000	12,822,952
144A, 6.00%, 5/1/29	11,500,000	11,205,772
Life Time, Inc.
144A, 5.75%, 1/15/26	5,062,000	5,137,550
144A, 8.00%, 4/15/26(a)	2,602,000	2,673,009
NCL Corp. Ltd.
144A, 12.25%, 5/15/24	3,700,000	4,377,655
144A, 3.625%, 12/15/24	3,094,000	2,847,068
144A, 10.25%, 2/1/26	4,110,000	4,713,471
144A, 5.875%, 3/15/26	7,805,000	7,619,631

Royal Caribbean Cruises Ltd.
144A, 10.875%, 6/1/23	5,465,000	5,951,002
144A, 9.125%, 6/15/23	5,815,000	6,179,484
144A, 11.50%, 6/1/25	7,772,000	8,712,801
144A, 4.25%, 7/1/26	3,917,000	3,702,995
144A, 5.50%, 8/31/26	5,582,000	5,454,982
3.70%, 3/15/28(a)	2,733,000	2,499,670
144A, 5.50%, 4/1/28(a)	8,198,000	7,991,246
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	3,681,000	4,157,119
144A, 5.875%, 9/15/27	4,530,000	4,213,534
144A, 7.00%, 2/15/29	2,733,000	2,692,360

(Cost $144,243,863)		140,193,874

Lodging - 2.2%
Boyd Gaming Corp.
4.75%, 12/1/27(a)	5,480,000	5,569,406
144A, 4.75%, 6/15/31	5,283,000	5,260,547
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	2,745,000	2,844,506
144A, 5.75%, 5/1/28	2,983,000	3,170,243
144A, 3.75%, 5/1/29	4,377,000	4,342,925
4.875%, 1/15/30	5,465,000	5,746,448
144A, 4.00%, 5/1/31	6,022,000	6,042,701
144A, 3.625%, 2/15/32	8,388,000	8,155,317
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A, 5.00%, 6/1/29	5,005,000	4,978,411
144A, 4.875%, 7/1/31	2,733,000	2,709,824
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	3,639,000	3,738,763
Marriott Ownership Resorts, Inc., 144A,
4.50%, 6/15/29	2,775,000	2,716,656
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	5,473,000	5,431,351
144A, 5.25%, 4/26/26(a)	2,789,000	2,763,202
144A, 5.625%, 7/17/27	3,200,000	3,167,312
144A, 5.75%, 7/21/28	4,657,000	4,587,657
144A, 5.375%, 12/4/29	6,317,000	6,177,994
MGM Resorts International
6.00%, 3/15/23	6,831,000	7,120,908
6.75%, 5/1/25	4,099,000	4,277,368
5.75%, 6/15/25	3,681,000	3,892,161
4.625%, 9/1/26	2,201,000	2,227,863
5.50%, 4/15/27	3,691,000	3,850,986
4.75%, 10/15/28	4,099,000	4,189,895
Station Casinos LLC
144A, 4.50%, 2/15/28	3,800,000	3,807,467
144A, 4.625%, 12/1/31	2,700,000	2,677,455
Travel + Leisure Co.
3.90%, 3/1/23	2,201,000	2,221,832
144A, 6.625%, 7/31/26	3,578,000	3,874,133
6.00%, 4/1/27	2,201,000	2,328,108
144A, 4.50%, 12/1/29	3,600,000	3,515,346
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	2,733,000	2,738,849
144A, 5.50%, 3/1/25	9,860,000	9,891,700
144A, 5.25%, 5/15/27(a)	4,934,000	4,859,299

(Cost $142,960,957)		138,876,633

Retail - 4.3%
1011778 BC ULC / New Red Finance, Inc.
144A, 5.75%, 4/15/25	2,733,000	2,842,812
144A, 3.875%, 1/15/28	8,976,000	8,874,167
144A, 4.375%, 1/15/28	4,099,000	4,087,215
144A, 3.50%, 2/15/29	4,099,000	3,947,562
144A, 4.00%, 10/15/30	15,913,000	15,201,609
Asbury Automotive Group, Inc.
4.50%, 3/1/28	2,500,000	2,505,063
144A, 4.625%, 11/15/29	4,400,000	4,441,646
4.75%, 3/1/30	2,500,000	2,510,263
144A, 5.00%, 2/15/32	3,300,000	3,330,410
Bath & Body Works, Inc.
5.25%, 2/1/28	2,734,000	2,938,613
7.50%, 6/15/29	2,733,000	3,049,522
144A, 6.625%, 10/1/30	5,815,000	6,449,242
Carvana Co.
144A, 5.625%, 10/1/25	2,983,000	2,991,412
144A, 5.50%, 4/15/27	3,299,000	3,299,874
144A, 5.875%, 10/1/28	3,489,000	3,485,842
144A, 4.875%, 9/1/29	4,112,000	3,916,721
eG Global Finance PLC
144A, 6.75%, 2/7/25	4,117,000	4,156,338
144A, 8.50%, 10/30/25	3,675,000	3,786,408
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	3,567,000	3,383,389
144A, 5.875%, 4/1/29	4,530,000	4,207,577
Gap, Inc.
144A, 3.625%, 10/1/29	4,099,000	3,928,441
144A, 3.875%, 10/1/31	4,099,000	3,925,202
Golden Nugget, Inc.
144A, 6.75%, 10/15/24	7,250,000	7,259,425
144A, 8.75%, 10/1/25(a)	1,250,000	1,292,850
IRB Holding Corp.
144A, 7.00%, 6/15/25	4,099,000	4,335,779
144A, 6.75%, 2/15/26	2,649,000	2,694,033
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A,
4.75%, 6/1/27	4,099,000	4,220,617
LBM Acquisition LLC, 144A,
6.25%, 1/15/29	4,488,000	4,303,678
LCM Investments Holdings II LLC, 144A,
4.875%, 5/1/29	5,465,000	5,453,879

Lithia Motors, Inc.
144A, 4.625%, 12/15/27	2,201,000	2,298,967
144A, 3.875%, 6/1/29	4,377,000	4,436,440
144A, 4.375%, 1/15/31	3,011,000	3,148,256
Macy’s Retail Holdings LLC
2.875%, 2/15/23	2,821,000	2,869,803
144A, 5.875%, 4/1/29(a)	2,733,000	2,912,162
Michaels Cos., Inc.
144A, 5.25%, 5/1/28	4,785,000	4,739,782
144A, 7.875%, 5/1/29	7,231,000	7,192,495
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,733,000	2,838,617
144A, 3.75%, 2/15/31	2,733,000	2,637,345
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,
7.125%, 4/1/26	6,022,000	6,307,744
Nordstrom, Inc.
4.375%, 4/1/30(a)	2,681,000	2,635,892
4.25%, 8/1/31(a)	2,327,000	2,230,092
Party City Holdings, Inc., 144A,
8.75%, 2/15/26(a)	4,099,000	4,148,147
Penske Automotive Group, Inc.
3.50%, 9/1/25	3,011,000	3,050,821
3.75%, 6/15/29	2,733,000	2,669,594
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	6,550,000	6,639,735
144A, 7.75%, 2/15/29	6,367,000	6,818,357
QVC, Inc.
4.375%, 3/15/23	4,099,000	4,252,856
4.85%, 4/1/24	3,212,000	3,440,614
4.45%, 2/15/25	3,284,000	3,454,275
4.75%, 2/15/27	3,144,000	3,215,369
4.375%, 9/1/28	2,725,000	2,668,960
Rite Aid Corp.
144A, 7.50%, 7/1/25	3,289,000	3,287,964
144A, 8.00%, 11/15/26	4,655,000	4,638,498
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	3,567,000	3,518,275
144A, 4.875%, 11/15/31	2,733,000	2,682,399
SRS Distribution, Inc.
144A, 4.625%, 7/1/28	3,567,000	3,579,270
144A, 6.125%, 7/1/29	2,454,000	2,463,460
144A, 6.00%, 12/1/29	4,700,000	4,671,612
Staples, Inc.
144A, 7.50%, 4/15/26	11,155,000	11,092,253
144A, 10.75%, 4/15/27(a)	5,465,000	5,000,475
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,
5.00%, 6/1/31	3,567,000	3,528,601
Yum! Brands, Inc.
144A, 7.75%, 4/1/25	3,289,000	3,473,496
144A, 4.75%, 1/15/30	4,377,000	4,623,907
3.625%, 3/15/31	5,743,000	5,576,941
4.625%, 1/31/32	6,259,000	6,391,972

(Cost $283,390,773)		275,955,035

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
144A, 3.375%, 4/1/26	3,289,000	3,344,716
144A, 5.875%, 12/15/27	3,289,000	3,509,034
144A, 3.75%, 4/1/29(a)	3,289,000	3,366,620

(Cost $10,385,086)		10,220,370

Consumer, Non-cyclical - 19.1%
Agriculture - 0.2%
Darling Ingredients, Inc., 144A,
5.25%, 4/15/27	2,594,000	2,686,865
Vector Group Ltd.
144A, 10.50%, 11/1/26	3,040,000	3,149,440
144A, 5.75%, 2/1/29	4,794,000	4,567,100

(Cost $10,929,179)		10,403,405

Beverages - 0.1%
Primo Water Holdings, Inc., 144A,
4.375%, 4/30/29
(Cost $4,103,750)	4,099,000	4,074,939

Commercial Services - 3.9%
ADT Security Corp.
4.125%, 6/15/23	3,819,000	3,948,784
144A, 4.125%, 8/1/29	5,465,000	5,283,015
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	10,804,000	11,140,545
144A, 9.75%, 7/15/27	6,086,000	6,383,971
144A, 6.00%, 6/1/29(a)	5,367,000	5,108,123
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,
4.625%, 6/1/28	6,762,000	6,554,068
APX Group, Inc.
144A, 6.75%, 2/15/27	3,534,000	3,681,103
144A, 5.75%, 7/15/29	4,377,000	4,275,016
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 5.75%, 7/15/27(a)	2,201,000	2,285,738
144A, 4.75%, 4/1/28	2,733,000	2,782,495
144A, 5.375%, 3/1/29(a)	3,289,000	3,370,666
Brink’s Co.
144A, 5.50%, 7/15/25	2,201,000	2,295,863
144A, 4.625%, 10/15/27	3,289,000	3,361,999
CoreCivic, Inc.,
8.25%, 4/15/26(a)	3,694,000	3,810,342
Garda World Security Corp.
144A, 4.625%, 2/15/27	3,122,000	3,058,280
144A, 9.50%, 11/1/27	3,313,000	3,485,740
144A, 6.00%, 6/1/29	2,750,000	2,610,052
Gartner, Inc.
144A, 4.50%, 7/1/28	4,377,000	4,554,969
144A, 3.625%, 6/15/29	3,324,000	3,308,444
144A, 3.75%, 10/1/30	4,377,000	4,374,046

Herc Holdings, Inc., 144A,
5.50%, 7/15/27	6,578,000	6,816,650
Hertz Corp.
144A, 4.625%, 12/1/26	2,800,000	2,763,264
144A, 5.00%, 12/1/29	5,500,000	5,402,705
Jaguar Holding Co. II / PPD Development LP
144A, 4.625%, 6/15/25	2,733,000	2,830,199
144A, 5.00%, 6/15/28	3,821,000	4,097,583
Modulaire Global Finance PLC, 144A,
8.00%, 2/15/23	2,500,000	2,538,750
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	6,093,000	5,941,101
144A, 5.75%, 11/1/28(a)	7,110,000	6,328,931
Nielsen Co. Luxembourg SARL, 144A,
5.00%, 2/1/25(a)	2,733,000	2,772,109
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	5,590,000	5,717,955
144A, 4.50%, 7/15/29	3,428,000	3,319,984
144A, 5.875%, 10/1/30	4,099,000	4,273,269
144A, 4.75%, 7/15/31	3,428,000	3,330,542
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	4,093,000	4,296,258
144A, 5.75%, 4/15/26	7,491,000	7,938,812
144A, 3.375%, 8/31/27	5,715,000	5,416,077
144A, 6.25%, 1/15/28	7,110,000	7,234,425
RR Donnelley & Sons Co., 144A,
6.125%, 11/1/26	2,454,000	2,689,805
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	4,238,000	4,721,323
144A, 7.375%, 9/1/25	4,655,000	4,824,954
Service Corp. International
4.625%, 12/15/27	3,010,000	3,136,766
5.125%, 6/1/29	4,096,000	4,369,142
3.375%, 8/15/30	4,655,000	4,454,602
4.00%, 5/15/31	4,404,000	4,401,534
Sotheby’s, 144A,
7.375%, 10/15/27	4,085,000	4,277,567
Square, Inc.
144A, 2.75%, 6/1/26	5,465,000	5,447,075
144A, 3.50%, 6/1/31(a)	5,465,000	5,557,222
United Rentals North America, Inc.
5.50%, 5/15/27	5,471,000	5,690,797
4.875%, 1/15/28	9,196,000	9,644,857
5.25%, 1/15/30	4,199,000	4,533,608
4.00%, 7/15/30	4,426,000	4,515,228
3.875%, 2/15/31(a)	6,009,000	6,037,167
3.75%, 1/15/32	4,112,000	4,057,228
Verscend Escrow Corp., 144A,
9.75%, 8/15/26	6,000,000	6,312,060

(Cost $257,953,668)		251,362,808

Cosmetics/Personal Care - 0.2%
Coty, Inc.
144A, 5.00%, 4/15/26	4,974,000	5,076,887
144A, 6.50%, 4/15/26	3,011,000	3,082,436
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	4,099,000	4,280,647
144A, 4.125%, 4/1/29	2,733,000	2,697,130

(Cost $15,261,225)		15,137,100

Food - 2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	4,099,000	4,143,946
144A, 3.25%, 3/15/26	4,099,000	4,097,483
144A, 7.50%, 3/15/26	3,539,000	3,782,200
144A, 4.625%, 1/15/27	7,648,000	7,938,395
144A, 5.875%, 2/15/28	4,099,000	4,321,227
144A, 3.50%, 3/15/29	7,413,000	7,357,996
144A, 4.875%, 2/15/30	5,465,000	5,842,071
B&G Foods, Inc.
5.25%, 4/1/25	4,934,000	5,018,347
5.25%, 9/15/27(a)	3,011,000	3,065,800
JBS USA Food Co., 144A,
7.00%, 1/15/26	4,500,000	4,689,158
Kraft Heinz Foods Co.
3.00%, 6/1/26	10,460,000	10,907,690
3.875%, 5/15/27	7,384,000	7,996,303
4.625%, 1/30/29	4,314,000	4,992,498
3.75%, 4/1/30	4,046,000	4,415,501
4.25%, 3/1/31	7,730,000	8,849,764
Lamb Weston Holdings, Inc.
144A, 4.875%, 5/15/28	3,083,000	3,277,399
144A, 4.125%, 1/31/30	5,300,000	5,295,522
144A, 4.375%, 1/31/32	3,800,000	3,784,762
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	5,803,000	5,988,638
144A, 4.25%, 8/1/29	5,642,000	5,432,795
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	4,109,000	4,319,833
144A, 4.25%, 4/15/31	5,474,000	5,743,868
144A, 3.50%, 3/1/32	4,914,000	4,946,776
Post Holdings, Inc.
144A, 5.75%, 3/1/27	7,106,000	7,328,951
144A, 5.625%, 1/15/28	5,136,000	5,294,728
144A, 5.50%, 12/15/29	4,449,000	4,602,001
144A, 4.625%, 4/15/30	9,032,000	8,932,603
144A, 4.50%, 9/15/31	9,842,000	9,491,182
Sigma Holdco BV, 144A,
7.875%, 5/15/26(a)	2,762,000	2,680,852
US Foods, Inc.
144A, 6.25%, 4/15/25	5,539,000	5,775,681
144A, 4.75%, 2/15/29	4,934,000	5,001,670
144A, 4.625%, 6/1/30	2,700,000	2,717,118

(Cost $180,734,354)		178,032,758

Healthcare-Products - 1.0%
Avantor Funding, Inc.
144A, 4.625%, 7/15/28	8,585,000	8,876,847
144A, 3.875%, 11/1/29	4,377,000	4,377,941
Hologic, Inc.
144A, 4.625%, 2/1/28	2,092,000	2,175,324
144A, 3.25%, 2/15/29	5,194,000	5,105,858
Mozart Debt Merger Sub, Inc.
144A, 3.875%, 4/1/29	25,118,000	24,842,079
144A, 5.25%, 10/1/29(a)	13,688,000	13,711,269
Teleflex, Inc.
4.625%, 11/15/27	2,733,000	2,817,286
144A, 4.25%, 6/1/28	2,733,000	2,764,580

(Cost $65,612,052)		64,671,184

Healthcare-Services - 6.6%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	2,733,000	2,830,199
144A, 3.125%, 2/15/29	3,011,000	2,874,270
144A, 3.50%, 4/1/30	3,567,000	3,468,765
Centene Corp.
4.25%, 12/15/27	13,674,000	14,203,252
2.45%, 7/15/28	12,575,000	12,359,464
4.625%, 12/15/29	19,282,000	20,586,138
3.375%, 2/15/30	10,940,000	11,032,306
3.00%, 10/15/30	12,355,000	12,351,139
2.50%, 3/1/31	12,563,000	12,060,480
2.625%, 8/1/31(a)	7,110,000	6,890,408
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	2,983,000	3,024,121
144A, 3.75%, 3/15/29	2,733,000	2,706,203
144A, 4.00%, 3/15/31	2,733,000	2,744,164
CHS/Community Health Systems, Inc.
144A, 6.625%, 2/15/25	8,007,000	8,314,789
144A, 8.00%, 3/15/26	11,741,000	12,284,550
144A, 5.625%, 3/15/27	10,781,000	11,074,944
144A, 8.00%, 12/15/27	3,820,000	4,093,760
144A, 6.875%, 4/1/28(a)	4,194,000	3,974,276
144A, 6.00%, 1/15/29	4,934,000	5,138,490
144A, 6.875%, 4/15/29	9,953,000	9,810,523
144A, 6.125%, 4/1/30	7,889,000	7,573,558
144A, 4.75%, 2/15/31	5,994,000	5,913,456
DaVita, Inc.
144A, 4.625%, 6/1/30	15,304,000	15,103,135
144A, 3.75%, 2/15/31	8,198,000	7,609,589
Encompass Health Corp.
4.50%, 2/1/28	4,727,000	4,783,228
4.75%, 2/1/30	4,391,000	4,424,284
4.625%, 4/1/31	2,201,000	2,189,307
Envision Healthcare Corp., 144A,
8.75%, 10/15/26	5,630,000	3,433,850
HCA, Inc.
5.875%, 5/1/23	6,831,000	7,243,251
5.375%, 2/1/25	14,365,000	15,686,580
5.875%, 2/15/26	8,698,000	9,760,461
5.375%, 9/1/26	5,465,000	6,120,745
5.625%, 9/1/28	8,330,000	9,653,304
5.875%, 2/1/29	5,465,000	6,421,539
3.50%, 9/1/30	14,942,000	15,583,684
IQVIA, Inc.
144A, 5.00%, 10/15/26	5,691,000	5,827,869
144A, 5.00%, 5/15/27	6,033,000	6,226,810
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	3,289,000	3,423,306
144A, 4.375%, 2/15/27	3,289,000	3,244,220
LifePoint Health, Inc., 144A,
5.375%, 1/15/29	2,733,000	2,643,221
MEDNAX, Inc., 144A,
6.25%, 1/15/27(a)	5,738,000	5,995,980
Molina Healthcare, Inc.
5.375%, 11/15/22	3,798,000	3,925,043
144A, 4.375%, 6/15/28	4,404,000	4,467,528
144A, 3.875%, 11/15/30	3,545,000	3,569,904
144A, 3.875%, 5/15/32	4,100,000	4,024,417
Radiology Partners, Inc., 144A,
9.25%, 2/1/28	4,006,000	4,115,724
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,
9.75%, 12/1/26	8,073,000	8,485,328
Select Medical Corp., 144A,
6.25%, 8/15/26	6,702,000	7,045,176
Tenet Healthcare Corp.
6.75%, 6/15/23	10,273,000	10,953,586
4.625%, 7/15/24	4,210,000	4,257,447
144A, 4.625%, 9/1/24	3,311,000	3,377,220
144A, 7.50%, 4/1/25	3,821,000	4,021,679
144A, 4.875%, 1/1/26	11,837,000	12,117,004
144A, 6.25%, 2/1/27	8,198,000	8,504,605
144A, 5.125%, 11/1/27	8,226,000	8,454,971
144A, 4.625%, 6/15/28	3,289,000	3,359,763
144A, 6.125%, 10/1/28	14,188,000	14,578,170
144A, 4.25%, 6/1/29	7,666,000	7,602,257

(Cost $434,230,688)		423,543,440

Household Products/Wares - 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30	2,733,000	2,760,849
144A, 4.125%, 4/30/31	2,200,000	2,210,934
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26	2,593,000	2,577,604
144A, 7.00%, 12/31/27(a)	2,872,000	2,763,654
Spectrum Brands, Inc.
5.75%, 7/15/25	2,194,000	2,237,145
144A, 3.875%, 3/15/31	2,741,000	2,635,910

(Cost $15,677,602)		15,186,096

Pharmaceuticals - 4.1%
AdaptHealth LLC
144A, 4.625%, 8/1/29(a)	2,733,000	2,681,811
144A, 5.125%, 3/1/30	3,289,000	3,259,218

Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	8,198,000	8,597,653
144A, 8.50%, 1/31/27	9,739,000	10,036,429
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	14,507,000	14,671,364
144A, 5.50%, 11/1/25	9,564,000	9,681,302
144A, 9.00%, 12/15/25	8,198,000	8,568,427
144A, 5.75%, 8/15/27	2,733,000	2,793,003
144A, 7.00%, 1/15/28	4,112,000	3,977,435
144A, 5.00%, 1/30/28	6,853,000	6,099,102
144A, 4.875%, 6/1/28	9,031,000	8,914,139
144A, 5.00%, 2/15/29	5,465,000	4,696,402
144A, 6.25%, 2/15/29	8,278,000	7,516,424
144A, 7.25%, 5/30/29	4,349,000	4,133,485
144A, 5.25%, 1/30/30	6,831,000	5,840,710
144A, 5.25%, 2/15/31	5,715,000	4,914,900
Cheplapharm Arzneimittel GmbH, 144A,
5.50%, 1/15/28	2,833,000	2,838,354
Elanco Animal Health, Inc.
5.272%, 8/28/23	4,144,000	4,383,461
5.90%, 8/28/28	3,996,000	4,562,693
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A, 9.50%, 7/31/27(a)	5,134,000	5,176,818
144A, 6.00%, 6/30/28(a)	6,911,000	5,304,158
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A,
6.125%, 4/1/29	7,082,000	6,952,152
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,
4.875%, 6/1/29	3,589,000	3,378,146
Jazz Securities DAC, 144A,
4.375%, 1/15/29	8,300,000	8,471,852
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	11,580,000	11,573,573
144A, 5.125%, 4/30/31(a)	11,013,000	11,255,231
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	11,516,000	11,648,837
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	3,772,000	3,967,802
4.375%, 3/15/26	3,767,000	3,981,811
3.15%, 6/15/30	4,250,000	4,184,290
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	2,184,000	2,269,962
144A, 3.75%, 4/1/31	3,305,000	3,171,610
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	2,668,000	2,663,304
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	8,000,000	8,019,320
6.00%, 4/15/24(a)	7,121,000	7,420,082
7.125%, 1/31/25	5,583,000	5,972,247
3.15%, 10/1/26(a)	19,687,000	18,456,759
4.75%, 5/9/27	5,400,000	5,396,814
6.75%, 3/1/28(a)	7,183,000	7,701,541
5.125%, 5/9/29	5,400,000	5,287,032

(Cost $272,423,727)		260,419,653

Energy - 11.9%
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
144A, 4.25%, 1/31/23	2,733,000	2,758,772
144A, 5.00%, 1/31/28	3,819,000	3,980,276
144A, 4.75%, 1/15/30	3,821,000	3,886,674

(Cost $11,055,060)		10,625,722

Oil & Gas - 6.2%
Antero Resources Corp.
5.00%, 3/1/25(a)	3,218,000	3,241,170
144A, 7.625%, 2/1/29	3,832,000	4,164,234
144A, 5.375%, 3/1/30	3,279,000	3,387,617
Apache Corp.
4.625%, 11/15/25	2,852,000	3,024,917
4.375%, 10/15/28	3,924,000	4,144,803
4.25%, 1/15/30(a)	3,053,000	3,195,880
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	3,289,000	3,343,236
144A, 5.875%, 6/30/29	2,201,000	2,171,617
Callon Petroleum Co.
6.125%, 10/1/24(a)	2,528,000	2,434,236
144A, 8.00%, 8/1/28(a)	3,551,000	3,482,697
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,
11.00%, 4/15/25(a)	2,983,000	3,257,451
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	2,733,000	2,847,485
144A, 5.875%, 2/1/29	2,733,000	2,885,884
Citgo Holding, Inc., 144A,
9.25%, 8/1/24	7,499,000	7,326,373
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	6,411,000	6,477,482
144A, 6.375%, 6/15/26	3,917,000	3,926,048
CNX Resources Corp.
144A, 7.25%, 3/14/27	3,821,000	4,041,968
144A, 6.00%, 1/15/29	2,733,000	2,803,074
Colgate Energy Partners III LLC, 144A,
5.875%, 7/1/29	3,800,000	3,774,578
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	6,831,000	7,118,346
144A, 5.875%, 1/15/30	5,270,000	5,281,673
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	6,495,000	6,554,104
144A, 5.00%, 5/1/29	2,201,000	2,217,750
CVR Energy, Inc.
144A, 5.25%, 2/15/25(a)	3,289,000	3,140,584
144A, 5.75%, 2/15/28(a)	2,183,000	2,067,432

Endeavor Energy Resources LP / EER Finance, Inc.
144A, 6.625%, 7/15/25	3,289,000	3,461,228
144A, 5.75%, 1/30/28	5,465,000	5,691,388
EQT Corp.
6.625%, 2/1/25	5,473,000	6,095,253
144A, 3.125%, 5/15/26	2,769,000	2,771,575
3.90%, 10/1/27	7,327,700	7,648,433
7.50%, 2/1/30	4,112,000	5,195,533
144A, 3.625%, 5/15/31(a)	2,730,000	2,782,689
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	3,289,000	3,345,735
144A, 5.75%, 2/1/29	3,489,000	3,472,881
144A, 6.00%, 2/1/31	3,289,000	3,301,334
Laredo Petroleum, Inc.
9.50%, 1/15/25	3,166,000	3,156,676
144A, 7.75%, 7/31/29(a)	2,201,000	2,086,383
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	2,732,495	2,800,807
144A, REGS, 6.125%, 6/30/25	3,260,379	3,437,744
144A, REGS, 6.50%, 6/30/27	3,289,379	3,480,936
144A, REGS, 6.75%, 6/30/30	3,011,668	3,173,545
Matador Resources Co.,
5.875%, 9/15/26	5,742,000	5,841,767
MEG Energy Corp.
144A, 7.125%, 2/1/27	6,578,000	6,785,865
144A, 5.875%, 2/1/29	3,639,000	3,614,892
Moss Creek Resources Holdings, Inc.
144A, 7.50%, 1/15/26	3,832,000	3,383,886
144A, 10.50%, 5/15/27(a)	2,750,000	2,591,380
Murphy Oil Corp.
5.75%, 8/15/25	3,003,000	3,058,368
5.875%, 12/1/27	2,970,000	3,029,415
6.375%, 7/15/28	3,011,000	3,107,066
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	3,085,000	2,660,118
Nabors Industries, Inc.,
5.75%, 2/1/25	3,764,000	3,153,818
Occidental Petroleum Corp.
2.70%, 2/15/23	2,411,000	2,427,961
6.95%, 7/1/24	3,192,000	3,518,574
2.90%, 8/15/24	7,576,000	7,603,122
3.50%, 6/15/25	2,852,000	2,866,574
8.00%, 7/15/25	2,760,000	3,147,256
5.875%, 9/1/25	4,934,000	5,308,145
5.50%, 12/1/25	4,199,000	4,499,145
5.55%, 3/15/26	6,044,000	6,510,990
3.40%, 4/15/26	5,431,000	5,390,267
3.20%, 8/15/26	4,879,000	4,803,083
3.00%, 2/15/27	4,116,000	3,985,914
8.50%, 7/15/27	2,733,000	3,322,440
6.375%, 9/1/28	3,289,000	3,755,397
3.50%, 8/15/29	8,198,000	8,041,664
8.875%, 7/15/30	5,562,000	7,312,306
6.625%, 9/1/30	8,198,000	9,847,725
6.125%, 1/1/31(a)	7,081,000	8,278,397
7.50%, 5/1/31	4,864,000	6,102,739
7.875%, 9/15/31	2,656,000	3,466,598
Parkland Corp.
144A, 5.875%, 7/15/27	2,741,000	2,874,720
144A, 4.50%, 10/1/29	4,376,000	4,307,975
144A, 4.625%, 5/1/30	4,400,000	4,319,876
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25(a)	6,831,000	6,316,045
7.25%, 6/15/25(a)	3,754,000	2,519,610
6.00%, 2/15/28	4,665,000	2,796,084
PDC Energy, Inc.,
5.75%, 5/15/26	4,111,000	4,159,839
Puma International Financing SA
144A, 5.125%, 10/6/24	3,240,000	3,241,944
144A, 5.00%, 1/24/26(a)	4,188,000	4,176,609
Range Resources Corp.
5.00%, 3/15/23	2,912,000	2,957,471
4.875%, 5/15/25	4,449,000	4,542,607
9.25%, 2/1/26	4,500,000	4,840,357
144A, 8.25%, 1/15/29	3,639,000	4,007,158
SM Energy Co.
144A, 10.00%, 1/15/25	2,436,000	2,668,504
6.75%, 9/15/26(a)	2,533,000	2,545,032
6.625%, 1/15/27(a)	2,288,000	2,304,748
6.50%, 7/15/28	2,201,000	2,226,223
Southwestern Energy Co.
6.45%, 1/23/25	4,136,000	4,492,895
7.75%, 10/1/27(a)	2,233,000	2,394,077
5.375%, 2/1/29	3,150,000	3,249,004
5.375%, 3/15/30	6,943,000	7,242,486
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	3,289,000	3,414,426
4.50%, 5/15/29	4,377,000	4,325,570
144A, 4.50%, 4/30/30	4,561,000	4,521,935
Transocean, Inc.
144A, 7.25%, 11/1/25	2,241,000	1,653,051
144A, 7.50%, 1/15/26	3,177,000	2,263,470
144A, 11.50%, 1/30/27	3,914,000	3,688,045
144A, 8.00%, 2/1/27	3,342,000	2,280,631

(Cost $402,968,086)		395,958,043

Oil & Gas Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	2,733,000	2,847,936
144A, 6.25%, 4/1/28	4,377,000	4,496,164
CGG SA, 144A,
8.75%, 4/1/27(a)	2,833,000	2,761,382
TechnipFMC PLC, 144A,
6.50%, 2/1/26	4,528,000	4,798,407
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	3,960,000	4,037,774
6.875%, 9/1/27	4,099,000	4,213,547

Weatherford International Ltd.
144A, 6.50%, 9/15/28	2,733,000	2,811,601
144A, 8.625%, 4/30/30	8,754,000	8,589,863

(Cost $35,456,982)		34,556,674

Pipelines - 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	3,341,000	3,596,921
144A, 5.75%, 3/1/27	3,564,000	3,591,799
144A, 5.75%, 1/15/28	3,310,000	3,408,754
144A, 5.375%, 6/15/29	4,099,000	4,152,226
Buckeye Partners LP
4.15%, 7/1/23	2,664,000	2,728,562
144A, 4.125%, 3/1/25	2,733,000	2,754,686
3.95%, 12/1/26	3,289,000	3,233,284
4.125%, 12/1/27	2,201,000	2,178,473
144A, 4.50%, 3/1/28	2,948,000	2,866,606
Cheniere Energy Partners LP
4.50%, 10/1/29	8,197,000	8,629,904
144A, 4.00%, 3/1/31	8,698,000	8,888,878
144A, 3.25%, 1/31/32	6,578,000	6,400,131
Cheniere Energy, Inc.,
4.625%, 10/15/28	11,014,000	11,358,132
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,
5.50%, 6/15/31	7,658,000	7,774,325
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	2,733,000	2,755,561
144A, 5.625%, 5/1/27	3,285,000	3,292,818
144A, 6.00%, 2/1/29	3,879,000	3,931,541
DCP Midstream Operating LP
3.875%, 3/15/23	2,735,000	2,788,196
5.375%, 7/15/25	4,541,000	4,864,455
5.625%, 7/15/27	2,733,000	3,057,366
5.125%, 5/15/29	3,527,000	3,917,439
3.25%, 2/15/32	2,200,000	2,198,295
DT Midstream, Inc.
144A, 4.125%, 6/15/29	6,022,000	5,987,223
144A, 4.375%, 6/15/31	5,715,000	5,682,253
EnLink Midstream LLC,
5.375%, 6/1/29	2,725,000	2,742,494
EnLink Midstream Partners LP
4.40%, 4/1/24	2,854,000	2,943,544
4.15%, 6/1/25	3,936,000	4,042,351
4.85%, 7/15/26	2,683,000	2,757,561
EQM Midstream Partners LP
4.75%, 7/15/23	3,274,000	3,378,522
4.00%, 8/1/24	2,573,000	2,648,440
144A, 6.00%, 7/1/25	3,918,000	4,172,278
4.125%, 12/1/26	2,725,000	2,730,900
144A, 6.50%, 7/1/27	5,024,000	5,437,500
5.50%, 7/15/28	4,645,000	4,933,478
144A, 4.50%, 1/15/29	4,366,000	4,341,747
144A, 4.75%, 1/15/31	6,265,000	6,340,556
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	2,926,000	2,866,909
8.00%, 1/15/27	5,665,000	5,629,849
7.75%, 2/1/28	3,937,000	3,858,457
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	4,659,000	4,770,979
144A, 5.125%, 6/15/28	3,011,000	3,084,032
144A, 4.25%, 2/15/30	4,099,000	3,972,464
ITT Holdings LLC, 144A,
6.50%, 8/1/29	6,761,000	6,581,901
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	7,181,000	6,912,610
144A, 6.50%, 9/30/26	8,198,000	7,768,958
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,
7.50%, 2/1/26	11,208,000	11,220,945
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23(a)	2,936,000	2,796,012
NuStar Logistics LP
5.75%, 10/1/25	3,289,000	3,481,291
6.00%, 6/1/26	2,735,000	2,901,014
5.625%, 4/28/27	3,011,000	3,081,503
6.375%, 10/1/30	3,289,000	3,499,118
Rockies Express Pipeline LLC
144A, 3.60%, 5/15/25	2,165,000	2,223,130
144A, 4.95%, 7/15/29	3,004,000	3,157,670
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	3,289,000	3,496,256
144A, 6.00%, 3/1/27	2,358,000	2,422,939
144A, 5.50%, 1/15/28	4,025,000	3,939,891
144A, 6.00%, 12/31/30	4,111,000	4,068,605
144A, 6.00%, 9/1/31	2,998,000	2,907,490
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 4/15/26	5,261,000	5,459,392
5.375%, 2/1/27	2,555,000	2,616,218
6.50%, 7/15/27	3,849,000	4,099,608
5.00%, 1/15/28	3,822,000	3,956,038
6.875%, 1/15/29	3,706,000	4,110,825
5.50%, 3/1/30	5,334,000	5,823,448
4.875%, 2/1/31	5,465,000	5,871,077
144A, 4.00%, 1/15/32	5,602,000	5,798,070
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	7,081,000	7,120,618
144A, 4.125%, 8/15/31	6,831,000	6,998,428
Western Midstream Operating LP
4.35%, 2/1/25	3,999,000	4,147,023
4.65%, 7/1/26	2,589,000	2,768,923
4.50%, 3/1/28	2,201,000	2,354,410
4.75%, 8/15/28	2,185,000	2,395,044
5.30%, 2/1/30	6,828,000	7,367,412

(Cost $327,332,990)		322,035,756

Financial - 10.4%
Banks - 1.0%
CIT Group, Inc.
5.00%, 8/1/23	4,099,000	4,329,999
4.75%, 2/16/24	2,733,000	2,888,562
3.929%, 6/19/24	2,735,000	2,822,175
5.25%, 3/7/25	2,733,000	2,985,393
6.125%, 3/9/28	2,201,000	2,599,744
Commerzbank AG, 144A,
8.125%, 9/19/23	5,543,000	6,133,253
Deutsche Bank AG,
3.729%, 1/14/32(b)	6,833,000	6,970,475
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	2,298,000	2,297,081
144A, 8.25%, 4/15/25(a)	2,952,000	2,943,956
144A, 7.625%, 5/1/26	3,289,000	3,175,135
144A, 6.625%, 1/15/27	3,567,000	3,351,865
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	10,948,000	11,709,838
144A, 5.71%, 1/15/26	8,137,000	9,031,054
144A, 4.198%, 6/1/32	4,351,000	4,367,477

(Cost $66,125,520)		65,606,007

Diversified Financial Services - 3.3%
Ally Financial, Inc.,
5.75%, 11/20/25	5,801,000	6,576,394
Coinbase Global, Inc.
144A, 3.375%, 10/1/28(a)	5,482,000	5,141,376
144A, 3.625%, 10/1/31	5,832,000	5,404,310
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,
5.00%, 8/15/28	5,476,000	5,486,268
LD Holdings Group LLC
144A, 6.50%, 11/1/25	2,733,000	2,617,886
144A, 6.125%, 4/1/28(a)	3,299,000	3,035,806
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	2,201,000	2,260,625
144A, 4.00%, 3/15/29	4,921,000	4,939,355
144A, 4.375%, 5/15/31	2,201,000	2,215,538
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	5,467,000	5,587,739
144A, 5.625%, 1/15/30	2,267,000	2,148,107
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	3,289,000	3,402,174
144A, 5.50%, 8/15/28	4,895,000	4,884,378
144A, 5.125%, 12/15/30	3,726,000	3,588,138
144A, 5.75%, 11/15/31	3,300,000	3,232,630
Navient Corp.
5.50%, 1/25/23	5,481,000	5,686,538
7.25%, 9/25/23	2,783,000	2,997,166
MTN, 6.125%, 3/25/24	4,655,000	4,889,123
5.875%, 10/25/24	2,733,000	2,862,298
6.75%, 6/25/25	2,649,000	2,851,503
6.75%, 6/15/26	2,739,000	2,965,214
5.00%, 3/15/27	3,829,000	3,850,883
4.875%, 3/15/28	2,733,000	2,665,331
5.50%, 3/15/29	4,500,000	4,447,057
NFP Corp.
144A, 4.875%, 8/15/28	3,011,000	2,970,096
144A, 6.875%, 8/15/28	9,703,000	9,630,227
OneMain Finance Corp.
5.625%, 3/15/23	4,786,000	4,969,735
6.125%, 3/15/24	7,132,000	7,497,479
6.875%, 3/15/25	6,831,000	7,524,176
8.875%, 6/1/25	3,289,000	3,530,742
7.125%, 3/15/26	9,084,000	10,228,016
3.50%, 1/15/27	4,099,000	3,962,216
6.625%, 1/15/28	4,376,000	4,845,676
3.875%, 9/15/28	3,539,000	3,419,329
5.375%, 11/15/29	4,099,000	4,321,883
4.00%, 9/15/30	4,905,000	4,740,707
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	3,567,000	3,591,630
144A, 4.25%, 2/15/29	3,578,000	3,297,467
144A, 5.75%, 9/15/31	2,750,000	2,676,506
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	6,650,000	6,493,126
144A, 3.625%, 3/1/29	4,095,000	4,021,188
144A, 3.875%, 3/1/31	6,828,000	6,753,233
144A, 4.00%, 10/15/33	4,645,000	4,536,911
SLM Corp.
4.20%, 10/29/25	2,700,000	2,819,610
3.125%, 11/2/26	2,700,000	2,645,514
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	4,377,000	4,365,795
144A, 5.75%, 6/15/27	2,700,000	2,664,050
144A, 5.50%, 4/15/29	3,821,000	3,645,884

(Cost $214,057,423)		208,887,033

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	5,063,000	5,031,204
144A, 10.125%, 8/1/26	2,132,000	2,307,688
144A, 4.25%, 2/15/29	3,882,000	3,626,137
144A, 6.00%, 8/1/29	2,734,000	2,621,223
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A,
5.875%, 11/1/29	2,700,000	2,641,464
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	4,099,000	4,004,231
144A, 6.75%, 10/15/27	7,332,000	7,425,080
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	2,745,000	2,727,679
144A, 5.625%, 1/15/29	3,011,000	2,898,404

HUB International Ltd.
144A, 7.00%, 5/1/26	9,144,000	9,350,563
144A, 5.625%, 12/1/29	3,200,000	3,198,624
MGIC Investment Corp.,
5.25%, 8/15/28	3,567,000	3,689,027
Radian Group, Inc.
4.50%, 10/1/24	2,454,000	2,568,086
6.625%, 3/15/25	2,872,000	3,140,589
4.875%, 3/15/27	2,454,000	2,587,485

(Cost $59,454,314)		57,817,484

Real Estate - 0.5%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	4,099,000	4,291,387
144A, 4.125%, 2/1/29	3,567,000	3,520,397
144A, 4.375%, 2/1/31	3,551,000	3,518,579
Kennedy-Wilson, Inc.
4.75%, 3/1/29	3,319,000	3,368,188
4.75%, 2/1/30	3,324,000	3,343,944
5.00%, 3/1/31	3,289,000	3,365,091
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	2,214,000	2,270,379
144A, 7.625%, 6/15/25	3,011,000	3,182,943
144A, 9.375%, 4/1/27	3,011,000	3,255,975
144A, 5.75%, 1/15/29	4,934,000	4,997,920

(Cost $35,681,748)		35,114,803

Real Estate Investment Trusts - 4.1%
Apollo Commercial Real Estate Finance, Inc., 144A,
4.625%, 6/15/29	2,750,000	2,616,006
Blackstone Mortgage Trust, Inc., 144A,
3.75%, 1/15/27	2,201,000	2,171,132
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26(a)	5,161,000	5,316,604
144A, 4.50%, 4/1/27	4,099,000	3,901,100
Diversified Healthcare Trust
9.75%, 6/15/25	5,715,000	6,184,802
4.75%, 2/15/28	2,732,000	2,592,545
4.375%, 3/1/31	2,750,000	2,574,894
HAT Holdings I LLC / HAT Holdings II LLC
144A, 6.00%, 4/15/25	2,201,000	2,282,283
144A, 3.375%, 6/15/26	5,465,000	5,387,288
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	5,515,000	5,616,366
144A, 5.25%, 3/15/28	4,516,000	4,650,780
144A, 5.00%, 7/15/28	2,733,000	2,779,980
144A, 4.875%, 9/15/29	5,465,000	5,552,057
144A, 5.25%, 7/15/30	7,492,000	7,638,806
144A, 4.50%, 2/15/31	6,022,000	5,922,486
144A, 5.625%, 7/15/32	3,488,000	3,642,693
iStar, Inc.
4.75%, 10/1/24	4,045,000	4,187,890
4.25%, 8/1/25	3,509,000	3,557,372
5.50%, 2/15/26	2,181,000	2,260,203
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A, 4.25%, 2/1/27	3,578,000	3,564,082
144A, 4.75%, 6/15/29	3,567,000	3,555,479
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	6,011,000	6,436,939
144A, 4.625%, 6/15/25	4,487,000	4,784,466
4.50%, 9/1/26	2,807,000	3,013,764
5.75%, 2/1/27	4,196,000	4,756,418
144A, 3.875%, 2/15/29	4,295,000	4,517,288
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	2,500,000	2,571,563
5.00%, 10/15/27	7,666,000	8,025,114
4.625%, 8/1/29	4,934,000	5,158,226
3.50%, 3/15/31	7,410,000	7,346,533
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	3,468,000	3,648,093
144A, 5.875%, 10/1/28	3,960,000	4,093,472
144A, 4.875%, 5/15/29	4,099,000	4,104,923
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	3,830,000	3,846,871
144A, 4.50%, 2/15/29	3,289,000	3,211,528
RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	2,580,000	2,552,987
144A, 4.00%, 9/15/29	2,839,000	2,772,624
SBA Communications Corp.
3.875%, 2/15/27	8,174,000	8,375,796
144A, 3.125%, 2/1/29	8,223,000	7,822,334
Service Properties Trust
4.50%, 6/15/23	2,741,000	2,724,869
4.35%, 10/1/24	4,519,000	4,426,722
7.50%, 9/15/25	4,366,000	4,638,661
4.75%, 10/1/26	2,470,000	2,365,420
4.95%, 2/15/27(a)	2,461,000	2,353,282
5.50%, 12/15/27	2,450,000	2,489,296
3.95%, 1/15/28	2,190,000	1,976,431
4.95%, 10/1/29	2,486,000	2,327,368
4.375%, 2/15/30	2,161,000	1,950,238
Starwood Property Trust, Inc.
4.75%, 3/15/25	2,743,000	2,850,148
144A, 3.625%, 7/15/26	2,217,000	2,195,916

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.125%, 12/15/24	3,250,000	3,318,071
144A, 7.875%, 2/15/25	12,321,000	12,899,286
144A, 6.00%, 1/15/30	3,824,000	3,570,297
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28(a)	3,222,000	3,149,118
144A, 6.50%, 2/15/29(a)	6,230,000	6,023,195
VICI Properties LP / VICI Note Co., Inc.
144A, 3.50%, 2/15/25	4,099,000	4,152,103
144A, 4.25%, 12/1/26	6,831,000	7,053,110
144A, 3.75%, 2/15/27	4,061,000	4,170,708
144A, 4.625%, 12/1/29	5,465,000	5,811,809
144A, 4.125%, 8/15/30	5,465,000	5,717,920
XHR LP
144A, 6.375%, 8/15/25	2,693,000	2,812,273
144A, 4.875%, 6/1/29	2,916,000	2,942,244

(Cost $269,842,058)		264,912,272

Venture Capital - 0.6%
Compass Group Diversified Holdings LLC, 144A,
5.25%, 4/15/29	5,465,000	5,632,967
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	2,500,000	2,513,812
4.75%, 9/15/24	6,170,000	6,286,921
6.375%, 12/15/25	4,124,000	4,182,788
6.25%, 5/15/26	6,960,000	7,160,935
5.25%, 5/15/27	8,302,000	8,432,923
4.375%, 2/1/29	4,098,000	3,972,868

(Cost $39,020,934)		38,183,214

Industrial - 7.8%
Aerospace/Defense - 2.3%
Bombardier, Inc.
144A, 7.50%, 12/1/24	5,465,000	5,677,670
144A, 7.50%, 3/15/25	8,198,000	8,368,559
144A, 7.125%, 6/15/26	6,578,000	6,800,007
144A, 7.875%, 4/15/27(a)	11,055,000	11,395,052
144A, 6.00%, 2/15/28	4,599,000	4,568,647
Howmet Aerospace, Inc.
5.125%, 10/1/24	6,831,000	7,347,014
6.875%, 5/1/25	4,864,000	5,551,478
3.00%, 1/15/29	2,937,000	2,823,646
Rolls-Royce PLC
144A, 3.625%, 10/14/25	5,467,000	5,552,914
144A, 5.75%, 10/15/27	5,467,000	6,029,554
Spirit AeroSystems, Inc.
144A, 5.50%, 1/15/25	2,733,000	2,820,593
144A, 7.50%, 4/15/25	6,603,000	6,915,949
4.60%, 6/15/28(a)	3,821,000	3,624,238
TransDigm, Inc.
144A, 8.00%, 12/15/25	6,042,000	6,374,854
144A, 6.25%, 3/15/26	24,086,000	25,023,909
6.375%, 6/15/26	5,187,000	5,342,143
7.50%, 3/15/27	3,011,000	3,142,159
5.50%, 11/15/27	14,494,000	14,651,767
4.625%, 1/15/29	6,928,000	6,662,034
4.875%, 5/1/29	4,097,000	3,991,523
Triumph Group, Inc.
144A, 8.875%, 6/1/24	2,966,000	3,253,287
144A, 6.25%, 9/15/24	2,872,000	2,888,356
7.75%, 8/15/25(a)	2,762,000	2,748,632

(Cost $152,926,828)		151,553,985

Building Materials - 0.9%
Builders FirstSource, Inc.
144A, 6.75%, 6/1/27	3,709,000	3,907,598
144A, 5.00%, 3/1/30	3,012,000	3,202,855
144A, 4.25%, 2/1/32	5,465,000	5,497,380
Griffon Corp.,
5.75%, 3/1/28	5,461,000	5,639,820
JELD-WEN, Inc.
144A, 4.625%, 12/15/25	2,201,000	2,225,288
144A, 4.875%, 12/15/27(a)	2,201,000	2,255,145
SRM Escrow Issuer LLC, 144A,
6.00%, 11/1/28	6,022,000	6,240,237
Standard Industries, Inc.
144A, 5.00%, 2/15/27	4,655,000	4,779,165
144A, 4.75%, 1/15/28	5,815,000	5,859,427
144A, 4.375%, 7/15/30(a)	6,372,000	6,277,854
144A, 3.375%, 1/15/31	6,022,000	5,557,342
Summit Materials LLC / Summit Materials Finance Corp., 144A,
5.25%, 1/15/29	3,821,000	3,989,239

(Cost $57,195,168)		55,431,350

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	3,299,000	3,257,762
144A, 4.375%, 3/31/29	4,627,000	4,388,802
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	8,243,000	8,717,261
144A, 7.25%, 6/15/28	7,599,000	8,275,501

(Cost $25,456,677)		24,639,326

Electronics - 0.5%
Imola Merger Corp., 144A,
4.75%, 5/15/29	10,955,000	11,058,032
Sensata Technologies BV
144A, 4.875%, 10/15/23	2,733,000	2,882,461
144A, 5.625%, 11/1/24	2,201,000	2,405,715
144A, 5.00%, 10/1/25	3,821,000	4,143,053
144A, 4.00%, 4/15/29	5,465,000	5,551,046
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	2,644,000	2,748,623
144A, 3.75%, 2/15/31	4,099,000	4,035,793

(Cost $33,382,787)		32,824,723

Engineering & Construction - 0.1%
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25	5,465,000	5,395,813
Fluor Corp., 4.25%, 9/15/28(a)	3,289,000	3,360,059

(Cost $8,938,650)		8,755,872

Environmental Control - 0.7%
Covanta Holding Corp.
6.00%, 1/1/27	2,000,000	2,074,600
5.00%, 9/1/30	2,201,000	2,216,792
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	2,733,000	2,799,521
144A, 3.75%, 8/1/25	4,144,000	4,201,332
144A, 5.125%, 12/15/26	2,733,000	2,835,324
144A, 4.00%, 8/1/28	4,349,000	4,224,140
144A, 3.50%, 9/1/28	4,099,000	3,987,015
144A, 4.75%, 6/15/29	4,094,000	4,098,851
144A, 4.375%, 8/15/29	3,261,000	3,175,953
Madison IAQ LLC
144A, 4.125%, 6/30/28	3,821,000	3,702,454
144A, 5.875%, 6/30/29	5,910,000	5,695,231
Stericycle, Inc.
144A, 5.375%, 7/15/24	3,289,000	3,371,061
144A, 3.875%, 1/15/29	2,733,000	2,668,556

(Cost $46,457,930)		45,050,830

Machinery-Diversified - 0.2%
TK Elevator Holdco GmbH, 144A,
7.625%, 7/15/28	2,270,000	2,374,227
TK Elevator US Newco, Inc., 144A,
5.25%, 7/15/27	8,640,000	8,799,538

(Cost $11,541,862)		11,173,765

Miscellaneous Manufacturing - 0.1%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	2,630,000	2,673,053
144A, 12.25%, 11/15/26	4,164,000	4,670,114
Hillenbrand, Inc.,
5.75%, 6/15/25	2,201,000	2,299,357

(Cost $9,726,333)		9,642,524

Packaging & Containers - 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 3.25%, 9/1/28	3,209,000	3,102,670
144A, 4.00%, 9/1/29	5,750,000	5,597,266
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	3,751,000	3,866,962
144A, 4.125%, 8/15/26	6,685,000	6,768,763
144A, 5.25%, 8/15/27	5,467,000	5,371,191
144A, 5.25%, 8/15/27	4,533,000	4,453,559
Ball Corp.
4.00%, 11/15/23	5,525,000	5,786,747
5.25%, 7/1/25	5,465,000	6,003,822
4.875%, 3/15/26	4,099,000	4,465,348
2.875%, 8/15/30	7,139,000	6,793,651
3.125%, 9/15/31	4,805,000	4,628,680
Berry Global, Inc., 144A,
5.625%, 7/15/27	2,733,000	2,835,761
Cascades, Inc./Cascades USA, Inc., 144A,
5.375%, 1/15/28	3,287,000	3,401,141
Flex Acquisition Co., Inc.
144A, 6.875%, 1/15/25	3,250,000	3,249,057
144A, 7.875%, 7/15/26	2,743,000	2,857,507
Graphic Packaging International LLC
144A, 3.50%, 3/15/28(a)	2,463,000	2,443,949
144A, 3.75%, 2/1/30	2,200,000	2,189,715
LABL, Inc.
144A, 6.75%, 7/15/26	4,082,000	4,192,602
144A, 10.50%, 7/15/27	3,972,000	4,159,161
144A, 5.875%, 11/1/28	2,725,000	2,702,859
144A, 8.25%, 11/1/29(a)	2,500,000	2,392,187
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	8,086,000	8,105,568
144A, 7.25%, 4/15/25(a)	7,388,000	7,258,193
OI European Group BV, 144A,
4.75%, 2/15/30	2,200,000	2,200,825
Owens-Brockway Glass Container, Inc.
144A, 5.875%, 8/15/23	3,821,000	3,981,004
144A, 6.625%, 5/13/27	3,821,000	4,006,080
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 144A,
4.00%, 10/15/27	5,482,000	5,269,874
Sealed Air Corp.
144A, 5.25%, 4/1/23	2,225,000	2,315,557
144A, 5.125%, 12/1/24	2,315,000	2,458,241
144A, 5.50%, 9/15/25	2,201,000	2,403,393
144A, 4.00%, 12/1/27	2,315,000	2,386,545
Silgan Holdings, Inc.,
4.125%, 2/1/28	3,122,000	3,164,787
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	5,750,000	5,947,656
144A, 8.50%, 8/15/27	4,117,000	4,311,631

(Cost $144,390,338)		141,071,952

Transportation - 0.2%
Seaspan Corp., 144A,
5.50%, 8/1/29	4,112,000	4,088,603
XPO Logistics, Inc., 144A,
6.25%, 5/1/25	6,369,000	6,633,823

(Cost $10,899,120)		10,722,426

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	4,655,000	4,753,919
144A, 9.75%, 8/1/27	2,201,000	2,450,351
144A, 5.50%, 5/1/28	5,465,000	5,367,614

(Cost $12,949,854)		12,571,884

Technology - 4.0%
Computers - 1.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 9/1/28	3,877,000	3,902,627
144A, 4.00%, 7/1/29	2,733,000	2,750,764
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	2,201,000	2,176,701
144A, 9.375%, 7/15/25	3,821,000	4,063,646
Exela Intermediate LLC / Exela Finance, Inc., 144A,
10.00%, 7/15/23	5,768,000	4,685,606
NCR Corp.
144A, 5.75%, 9/1/27	3,091,000	3,200,978
144A, 5.00%, 10/1/28	3,567,000	3,607,539
144A, 5.125%, 4/15/29	6,810,000	6,925,430
144A, 6.125%, 9/1/29	2,736,000	2,905,564
144A, 5.25%, 10/1/30	2,470,000	2,509,112
Seagate HDD Cayman
4.75%, 6/1/23	2,957,000	3,095,964
4.875%, 3/1/24	2,733,000	2,902,337
4.75%, 1/1/25	2,633,000	2,819,778
4.875%, 6/1/27	2,761,000	3,009,490
4.091%, 6/1/29	2,733,000	2,804,755
144A, 3.125%, 7/15/29(a)	2,733,000	2,606,626
4.125%, 1/15/31	2,733,000	2,758,007
144A, 3.375%, 7/15/31	2,733,000	2,605,396
Vericast Corp., 144A,
11.00%, 9/15/26	6,777,116	7,090,558
Western Digital Corp.,
4.75%, 2/15/26	12,575,000	13,596,153

(Cost $81,410,456)		80,017,031

Office/Business Equipment - 0.5%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	3,150,000	3,435,926
4.125%, 5/1/25	3,289,000	3,369,383
4.25%, 4/1/28	3,289,000	3,385,467
3.25%, 2/15/29	3,868,000	3,872,158
Pitney Bowes, Inc., 144A,
6.875%, 3/15/27(a)	2,451,000	2,524,530
Xerox Corp.,
4.375%, 3/15/23	5,473,000	5,614,258
Xerox Holdings Corp.
144A, 5.00%, 8/15/25(a)	4,094,000	4,216,554
144A, 5.50%, 8/15/28(a)	4,099,000	4,138,801

(Cost $31,042,620)		30,557,077

Semiconductors - 0.1%
ams AG, 144A,
7.00%, 7/31/25(a)	2,350,000	2,480,425
ON Semiconductor Corp., 144A,
3.875%, 9/1/28	3,821,000	3,902,406

(Cost $6,512,420)		6,382,831

Software - 2.1%
Black Knight InfoServ LLC, 144A,
3.625%, 9/1/28	5,465,000	5,331,107
Boxer Parent Co., Inc., 144A,
7.125%, 10/2/25	3,289,000	3,452,019
CDK Global, Inc.
5.00%, 10/15/24	2,736,000	2,997,890
4.875%, 6/1/27	3,289,000	3,391,650
144A, 5.25%, 5/15/29	2,983,000	3,158,967
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A,
5.75%, 3/1/25	7,271,000	7,279,762
Clarivate Science Holdings Corp.
144A, 3.875%, 7/1/28	5,051,000	4,972,886
144A, 4.875%, 7/1/29	5,093,000	4,995,596
Dun & Bradstreet Corp.
144A, 6.875%, 8/15/26	2,557,000	2,656,595
144A, 10.25%, 2/15/27	2,250,000	2,399,479
MicroStrategy, Inc., 144A,
6.125%, 6/15/28(a)	2,733,000	2,744,971
MSCI, Inc.
144A, 4.00%, 11/15/29	5,465,000	5,664,418
144A, 3.625%, 9/1/30	5,043,000	5,115,443
144A, 3.875%, 2/15/31	5,465,000	5,633,158
144A, 3.625%, 11/1/31	3,289,000	3,351,458
144A, 3.25%, 8/15/33	3,821,000	3,816,147
Open Text Corp.
144A, 5.875%, 6/1/26	4,619,000	4,762,559
144A, 3.875%, 2/15/28	4,934,000	4,931,138
144A, 3.875%, 12/1/29	4,700,000	4,679,766
Open Text Holdings, Inc.
144A, 4.125%, 2/15/30	4,900,000	4,882,679
144A, 4.125%, 12/1/31	3,600,000	3,579,084
PTC, Inc.
144A, 3.625%, 2/15/25	2,733,000	2,751,694
144A, 4.00%, 2/15/28	2,766,000	2,788,432
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	3,011,000	2,827,720
144A, 5.375%, 12/1/28(a)	3,011,000	2,910,628
ROBLOX Corp., 144A,
3.875%, 5/1/30	5,500,000	5,522,935
SS&C Technologies, Inc., 144A,
5.50%, 9/30/27	10,955,000	11,400,595
Twilio, Inc.
3.625%, 3/15/29	2,733,000	2,753,525
3.875%, 3/15/31	2,733,000	2,718,091
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	9,564,000	9,863,975
Ziff Davis, Inc., 144A,
4.625%, 10/15/30	3,696,000	3,731,057

(Cost $139,611,321)		137,065,424

Utilities - 2.5%
Electric - 2.3%
Calpine Corp.
144A, 5.25%, 6/1/26	4,648,000	4,762,747
144A, 4.50%, 2/15/28	6,828,000	6,803,385
144A, 5.125%, 3/15/28	7,666,000	7,608,045
144A, 4.625%, 2/1/29	3,564,000	3,417,716
144A, 5.00%, 2/1/31	5,145,000	4,959,420
144A, 3.75%, 3/1/31	4,892,000	4,669,218
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	4,652,000	4,899,347
144A, 3.75%, 2/15/31	5,073,000	5,022,448
DPL, Inc., 4.125%, 7/1/25	2,253,000	2,344,539
FirstEnergy Corp.
Series B, 4.75%, 3/15/23	4,643,000	4,778,947
Series B, 4.40%, 7/15/27	8,198,000	8,777,092
2.65%, 3/1/30	3,289,000	3,184,739
Series B, 2.25%, 9/1/30	2,470,000	2,337,707
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	4,148,000	4,248,361
144A, 3.875%, 10/15/26	2,741,000	2,862,728
144A, 4.50%, 9/15/27	2,869,000	3,042,044
NRG Energy, Inc.
5.75%, 1/15/28	4,493,000	4,701,543
144A, 3.375%, 2/15/29	3,084,000	2,958,589
144A, 5.25%, 6/15/29	4,004,000	4,160,957
144A, 3.625%, 2/15/31	5,625,000	5,349,262
144A, 3.875%, 2/15/32	6,159,000	5,921,724
PG&E Corp.
5.00%, 7/1/28(a)	5,465,000	5,636,983
5.25%, 7/1/30	5,465,000	5,610,752
Talen Energy Supply LLC
6.50%, 6/1/25(a)	2,970,000	1,669,719
144A, 10.50%, 1/15/26(a)	3,343,000	2,056,864
144A, 7.25%, 5/15/27(a)	4,099,000	3,813,054
144A, 6.625%, 1/15/28	2,582,000	2,362,143
144A, 7.625%, 6/1/28(a)	2,201,000	2,045,334
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	5,465,000	5,607,691
144A, 5.625%, 2/15/27	7,210,000	7,414,764
144A, 5.00%, 7/31/27	7,110,000	7,196,244
144A, 4.375%, 5/1/29	7,081,000	6,961,154

(Cost $154,215,217)		147,185,260

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	3,704,000	3,952,279
5.50%, 5/20/25	3,821,000	4,095,749
5.875%, 8/20/26	3,681,000	4,024,364
5.75%, 5/20/27	2,868,000	3,103,075

(Cost $15,462,812)		15,175,467

TOTAL CORPORATE BONDS
(Cost $6,484,943,411)		6,317,803,209

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $211,268,082)	211,268,082	211,268,082

CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $103,720,132)	103,720,132	103,720,132

TOTAL INVESTMENTS - 103.4%
(Cost $6,799,931,625)		$6,632,791,423
Other assets and liabilities, net - (3.4%)		(218,538,050)

NET ASSETS - 100.0%		$6,414,253,373

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.73%, 1/14/2032 (b)
7,207,371	1,310,937	(1,456,481)	40,976	(132,328)	65,213	—	6,833,000	6,970,475
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
219,083,931	—	(7,815,849) (e)	—	—	5,320	—	211,268,082	211,268,082
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
168,443,173	357,670,193	(422,393,234)	—	—	4,669	—	103,720,132	103,720,132

394,734,475	358,981,130	(431,665,564)	40,976	(132,328)	75,202	—	321,821,214	321,958,689

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $260,329,361, which is 4.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $59,304,247.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$6,317,803,209	$—	$6,317,803,209
Short-Term Investments(f)	314,988,214	—	—	314,988,214

TOTAL	$314,988,214	$6,317,803,209	$—	$6,632,791,423

(f)	See Schedule of Investments for additional detailed categorizations.